Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 1,892	$ 2,257
Bank deposits in EUR with original maturities of three months or less		1,044
Total cash and cash equivalents	1,892	3,301
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	343	317
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 2,348	$ 3,731